REVENUES - Geographic Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) customer	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of geographical areas [line items]
Revenues	$ 1,643	$ 1,430	$ 1,619
Brazil
Disclosure of geographical areas [line items]
Revenues	1,074	942	1,141
United Kingdom
Disclosure of geographical areas [line items]
Revenues	$ 569	$ 488	$ 478
Customer Concentration Risk 1
Disclosure of geographical areas [line items]
Concentration risk, number of customers | customer	1